Income Taxes - Schedule of Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expenses		$ 485,647
Provision for income taxes at Cayman statutory rate
State and local income taxes, net of federal benefit
State and local income taxes, net of federal benefit %	0.00%
(Increase) decrease in income tax expense resulting from:
Effect of rates different than statutory		255,772
Change in deferred income tax liabilities		(56,267)
Total income tax expense	$ 98,400	$ 199,505
Income tax expense %	(5.45%)
U.S. [Member]
(Increase) decrease in income tax expense resulting from:
Effect of rates different than statutory
Effect of rates different than statutory %	0.00%
Canada [Member]
(Increase) decrease in income tax expense resulting from:
Effect of rates different than statutory	$ (45,157)
Effect of rates different than statutory %	2.50%
Hong Kong [Member]
(Increase) decrease in income tax expense resulting from:
Effect of rates different than statutory	$ 143,557
Effect of rates different than statutory %	(7.95%)
Cayman [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Cayman Islands statutory income tax rate	0.00%
Provision for income taxes at Cayman statutory rate
Provision for income taxes at Cayman statutory rate %	0.00%